Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Geographic Areas Based on Location
	December 31,
	2023	2022	2021
U.S.	$178,450	$172,704	$154,360
Europe	95,593	84,484	77,019
Asia Pacific	54,400	48,585	38,437
Rest of the world	29,664	28,153	24,991
Israel	3,268	3,440	2,855
	$361,375	$337,366	$297,662

Schedule of Long Lived Assets by Geographical Areas
	December 31,
	2023	2022
Israel	$10,622	$13,714
U.S. and other	833	1,023
	$11,455	$14,737